Transactions with Related Parties and Joint Operators	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Transactions with Related Parties and Joint Operators
12	TRANSACTIONS WITH RELATED PARTIES AND JOINT OPERATORS

a)	Transactions with related parties
Major transactions between the Company and its related parties are summarized as follows:

	2018	2019	2020
Revenue from sales of goods and services:
- Joint operations	56,560	44,130	15,903
- Associates	1,704	108	5

	58,264	44,238	15,908

Purchase of goods and services:
- Joint operations	601	1,765	—
- Associates	2,130	—	1,225

	2,731	1,765	1,225

Transactions between related parties are made based on current price lists and the terms and conditions are the same as those agreed with third parties.

b)	Key Management compensation
Key Management includes directors (executives and
non-executives),
members of the Executive Committee and Internal Audit Management and only includes short-term benefits. Compensation paid or payable to key management in 2020 amounted to S/64.5 million (S/87.4 million in 2019 and S/58 million in 2018).

c)	Balances at the end of the year were:

	As of December 31,		As of December 31,
	2019		2020
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	9,042	—	9,357	—
Consorcio Peruano de Conservacion	3,592	—	3,156	—
Consorcio Italo Peruano	1,011	363	1,520	217
Consorcio Constructor Chavimochic	—	5,953	—	6,208
Consorcio GyM Conciviles	1,257	1,958	1,341	1,472
Consorcio La Gloria	1,750	1,017	69	113
Consorcio Ermitaño	831	440	890	474
Terminales del Peru	1,176	—	501	161
Consorcio TNT Vial y Vives — DSD Chile Ltda	—	1,088	—	1,015
Consorcio Rio Mantaro	—	5,869	—	7,655
Consorcio Vial Quinua	—	2,048	—	2,051
Consorcio Huacho Pativilca	1,419	5,895	4	85
Consorcio CDEM	638	—	1,111	—
Consorcio GyM-Stracon	2,230	—	—	644
Consorcio GyM-OSSA	7,202	—	—	—
Consorcio Chicama Ascope	2,471	—	2,922	—
Consorcio Inti Punku	—	—	—	6,556
Consorcio Manperan	—	—	1,057	656
Consorcio Norte Pachacutec	—	—	1,077	1,192
Other minors	1,407	2,102	2,373	1,503

	34,026	26,733	25,378	30,002

Other related parties
Ferrovias S.A.	—	12,183	—	11,139
Perú Piping Spools S.A.C.	2,632	—	1,960	2,677

	2,632	12,183	1,960	13,816

Current portion	36,658	38,916	27,338	43,818

Non-current portion
Gasoducto Sur Peruano S.A. (GSP)	572,624	—	620,071	—
Ferrovias S.A.	—	—	—	12,862
Ferrovias Participaciones S.A.	—	22,583	—	23,435
Other minors	2,099	—	—	—

Non-current	574,723	22,583	620,071	36,297

Accounts receivable and payable are mainly of current maturity and have no specific guarantees; except for accounts receivable from GSP and Ferrovías participations. These balances do not generate interest considering their maturity in the short term.
The
non-current
balance corresponds to the obligations arising from the early termination of the GSP project (Note 15
a-i).
As of December 31, 2020, the book value of the
non-current
account receivable registered by the Company, for S/364 million, was recorded using the discounted cash flow method, at a rate of 1.6% (3.46% in 2019) that originated a value of discount of S/44 million equivalent to US$12 million (S/333 million and S/57 million equivalent to US$17.8 million, as of December 31, 2019, respectively). Additionally, as a result of the early termination of the GSP, and related facts, the subsidiary Cumbra Peru S.A. it has balances from the Consorcio Constructor Ductos del Sur (CCDS) to those who had previously deteriorated in 2016, it was integrated in the consolidation under the proportional participation method. As of December 31, 2020, the value of accounts receivable from CCDS corresponds mainly to collection rights to GSP for S/299 million, which includes S/267 million receivable from CCDS and S/32 million for lost profits (as of December 31, 2019, S/298 million which includes S/270 million and S/28 million, respectively).

Transactions with
non-controlling
interests are disclosed in Note 35.